Northeast Investors Growth

The year 2000 marked the end of an incredible five year run in our equity markets -- a run which saw the S&P 500 post positive double digit returns each year 1995-1999. As seen on page 6 of this report, Northeast Investors Growth Fund exceeded the S&P 500 return in the most recent four-year period, 1996-1999. But alas, all runs come to an end, which is what occurred in 2000 with the S&P 500 posting a -9.10% return and Northeast Investors Growth Fund a -14.96% return. The sharp market decline began in earnest around Labor Day and continued through the end of the year. During this time, we reduced some of our larger hold-ings, specifically, many of our technology holdings such as Cisco and EMC, which had grown significantly in size through market appreciation. At the same time, we made every effort to offset these realized gains by selling any holdings with mean-ingful losses. Despite this, as a result of these defensive moves and some portfo-lio adjustments made earlier in the year, the Fund realized a long-term gain of $2.05 per share, the largest ever in our 19 year history. This long-term gain was paid to you, our shareholders, on December 14, 2000.
In addition, as the markets encountered rough going in the fall, we reduced greatly our modest use of leverage, which has worked so well for us for so long. I hope you will read the balance of this report, as we are trying to set forth, in an easy to comprehend manner, what transpired over the course of the year with additions to holdings, new holdings, and eliminations/reductions to holdings. On page 5 we set forth our 10 year performance record; as you will see, it compares favorably with the S&P 500 in all categories of measurement. This report also lists the Fund's ten largest holdings. I trust most of you will be acquainted with these investments. We believe these are leading companies, deep rooted, based in the USA. And we believe they, along with the rest of our portfolio, will continue to do well over time.
As we move into 2001, our aims and objectives remain the same, to be invested in well-managed companies that are leaders in their respective fields of endeavor, and to be invested in areas where we see above-average possibilities for growth. We realize the risk of investing and the disappointments a year like 2000 can bring. However, over time our common sense philosophy has done well and we will continue to be diligent in our investment decisions in the days to come. We continue to attract new shareholders and thank all of you for referring Northeast Investors Growth Fund to friends and neighbors.
Page 2
As in the past,I encourage shareholders to contact me at any time with any questions regarding the Fund.For those of you reading this report for the first time, I hope you will join us in this endeavor as well.

Ever sincerely,
William A.Oates,Jr.
President
February 6,2001


January 1,2000 -December 31,2000
Additions to Existing Holdings
                                     Additions                  Now Own
Amgen,Inc.                            13,250                     82,250
American Express Company              80,000                    111,500
Citigroup,Inc.                        66,600                    135,600
Corning,Inc.                         118,400                    131,400
Cox Communications                    20,000                    139,400
Eaton Vance Corporation              165,000                    290,000
Exxon Mobile Corporation              12,500                     89,941
Fifth Third Bancorp                   32,025                    103,550
General Electric Company             144,200                    253,800
Hewlett Packard Corporaton            47,900                     78,800
Home Depot,Inc.                       15,000                     81,075
Intel Corporation                    106,200                    212,400
McGraw-Hill Companies,Inc.            16,500                     67,300
Morgan Stanley Dean Witter Co.        43,410                     86,820
Nokia Corporation-Spons-ADR          125,400                    153,200
Oracle Corporation                   163,600                    205,800
Pfizer,Inc.*                           7,181                    183,731
Qualcomm,Inc.                            400                     38,000
Sony Corporation                      29,400                     51,800
Viacom,Inc.,Class A                   67,000                    102,000
Vodafone Airtouch PLC-Spons-ADR        9,000                     91,000

New Holdings
                                                                         Now Own
Agilent Technologies                                             26,000
Bank One Corporation                                             82,000
Ciena Corporation                                                 8,500
Comverse Technologies                                            20,000
Disney (Walt)Productions                                        108,000
Enron Corporation                                                63,000
Goldman Sachs Group                                              41,000
JDS Uniphase                                                     41,100
John Hancock Financial Services                                 136,000
Millennium Pharmaceuticals                                       17,000
News Corporation Limited-ADR                                     85,000
Nortel Networks                                                 101,700
Northern Trust Corporation                                       22,000
Palm,Inc.                                                        36,500
Quaker Oats Company                                              32,000
Sysco Corporation                                                72,000
Texas Instruments,Inc.                                           30,000
Tyco International                                               70,000
*Results of Merger
Page 3



January 1, 2000.December 31, 2000
Eliminations/Reductions of Holdings
                                      Reductions                Now Own
America Online,Inc.                   133,400                       0
AT&T Corporation                       51,000                       0
Broadcom Corporation                   19,900                       0
Carnival Corporation                   49,800                       0
Chase Manhattan Corporation            30,300                       0
Cisco Systems,Inc.                     29,300                 183,400
CMGI,Inc.                              19,000                       0
Dell Computer,Inc.                     86,800                       0
Donaldson Luftkin &Jenrette            37,600                       0
EMC Corporation                        35,900                  81,500
FleetBoston Financial Corporation     110,800                 137,634
General Motors Corporation             66,800                       0
International Business Machines        19,800                  57,200
J P Morgan &Company                    24,500                       0
Lucent Technologies,Inc.              109,800                       0
MCI Worldcom,Inc.                     134,400                       0
Mellon Financial Corporation          133,900                 103,500
Microsoft Corporation                  15,000                 154,200
Paine Webber Group,Inc.                34,500                       0
Procter &Gamble Company                40,300                       0
Sun Microsystems,Inc.                   5,200                  89,600
Time Warner,Inc.                       44,500                 142,900
Visx,Inc.                              35,000                       0
Wal-Mart Stores,Inc.                   19,000                 140,600
Warner Lambert Co.*                    66,975                       0
Yahoo!,Inc.                            25,000                       0
Zions Bancorporation                   63,600                  67,000
*Results of Merger




One year ended December 31, 2000 .................................-14.96%
Five years ended December 31, 2000 ...............................20.16%
Ten years ended December 31, 2000 ................................16.87%

December 31, 2000
Ten Largest Investment Holdings

                                  Cost             Market Value
General Electric Company        $ 8,461,573       $ 12,166,538
State Street Corporation          4,757,248         9,700,801
Eaton Vance Corporation           3,960,476         9,352,500
Pfizer, Inc.                      6,616,574         8,451,626
Merck & Co., Inc.                 4,993,488         8,089,200
Exxon Mobil Corporation           6,546,055         7,819,246
Wal-Mart Stores, Inc.             5,292,147         7,469,375
Time Warner, Inc.                 7,919,621         7,465,096
Cisco Systems, Inc.               5,266,357         7,015,050
Corning, Inc.                     5,528,178         6,939,563


Common Stocks-                                               Market                Percent of
                                         Number of           Value                    Net
Name of Issuer                           Shares             (Note B)                 Assets

Banks

Bank One Corporation                      82,000           $ 3,003,250
Citigroup, Inc.                          135,600           $ 6,924,075
Fifth Third Bancorp                      103,550           $ 6,187,113
FleetBoston Financial Corporation*       137,634           $ 5,169,877
Northern Trust Corporation                22,000           $ 1,794,375
Zions Bancorporation                      67,000           $ 4,183,313
                                                          -------------
                                                          $ 27,262,003                   10.01%

Biotechnology
------------------------------------------------------------------------------------------------
Amgen, Inc.^                              82,250           $ 5,258,859                    1.93%

Computer & Data Processing
------------------------------------------------------------------------------------------------
EMC Corporation^*                         81,500           $ 5,419,750
Hewlett Packard Corporation               78,800           $ 2,487,125
International Business Machines*          57,200           $ 4,862,000
Sun Microsystems, Inc.^                   89,600           $ 2,497,600
                                                          -------------
                                                          $ 15,266,475                    5.61%


Computer Software & Services
------------------------------------------------------------------------------------------------
Microsoft Corporation^*                  154,200           $ 6,707,700                    2.46%

Entertainment
------------------------------------------------------------------------------------------------
Disney (Walt) Productions                108,000           $ 3,125,250
Time Warner, Inc.                        142,900           $ 7,465,096
Viacom Inc. Class A^                     102,000           $ 4,794,000
                                                          -------------
                                                          $ 15,384,346                    5.65%

Electrical Equipment
------------------------------------------------------------------------------------------------
Agilent Technologies^                     26,000           $ 1,423,500
General Electric Company                 253,800          $ 12,166,538
Texas Instruments, Inc.                   30,000           $ 1,421,250
                                                          -------------
                                                          $ 15,011,288                    5.51%

Electronics
------------------------------------------------------------------------------------------------
Intel Corporation                        212,400           $ 6,425,100
Palm, Inc.                                36,500           $ 1,033,406
Sony Corporation                          51,800           $ 3,600,100
Tyco International, Inc.                  70,000           $ 3,885,000
                                                          -------------
                                                          $ 14,943,606                    5.49%

Financial Services
------------------------------------------------------------------------------------------------
American Express Company                 111,500           $ 6,125,531
Eaton Vance Corporation*                 290,000           $ 9,352,500
Goldman Sachs Group*                      41,000           $ 4,384,438
Mellon Financial Corporation             103,500           $ 5,077,969
Morgan Stanley Dean Witter Company        86,820           $ 6,880,485
State Street Corporation                  78,100           $ 9,700,801
                                                          -------------
                                                          $ 41,521,724                   15.25%

Food & Beverage
------------------------------------------------------------------------------------------------
Quaker Oats Company                       32,000           $ 3,116,000
Sysco Corporation                         72,000           $ 2,160,000
                                                          -------------
                                                           $ 5,276,000                    1.94%

Health Care-Supplies
------------------------------------------------------------------------------------------------
Johnson & Johnson                         49,800           $ 5,232,113                    1.92%

Insurance
------------------------------------------------------------------------------------------------
American International Group              45,046           $ 6,659,770
John Hancock Financial Services          136,000           $ 5,117,000
                                                          -------------
                                                          $ 11,776,770                    4.33%

------------------------------------------------------------------------------------------------
Medical
------------------------------------------------------------------------------------------------
Medtronic, Inc.                           75,800           $ 4,576,425                    1.68%

Multimedia
------------------------------------------------------------------------------------------------
The News Corporation Limited-ADR          85,000           $ 2,741,250                    1.01%

Networking Products
------------------------------------------------------------------------------------------------
Cisco Systems, Inc.^                     183,400           $ 7,015,050
Oracle Corporation^                      205,800           $ 5,981,063
                                                          -------------
                                                          $ 12,996,113                    4.77%

Petroleum, Coal , Gas
------------------------------------------------------------------------------------------------
Chevron Corporation                       33,200           $ 3,816,575
Enron Corporation                         63,000           $ 5,236,875
Exxon Mobil Corporation                   89,941           $ 7,819,246
Royal Dutch Petroleum                     53,200           $ 3,221,925
                                                          -------------
                                                          $ 20,094,621                    7.38%

Pharmaceuticals
------------------------------------------------------------------------------------------------
Bristol Myers Squibb Corporation          81,800           $ 6,048,088
Eli Lily & Co.                            65,700           $ 6,114,206
Merck & Co., Inc.*                        86,400           $ 8,089,200
Millenium Pharmaceuticals                 17,000           $ 1,051,875
Pfizer, Inc.*                            183,731           $ 8,451,626
                                                          -------------
                                                          $ 29,754,995                   10.93%

Publishing/Printing
------------------------------------------------------------------------------------------------
McGraw-Hill Companies, Inc.               67,300           $ 3,945,463                    1.45%

Retail
------------------------------------------------------------------------------------------------
Home Depot, Inc.                          81,075           $ 3,704,114
Wal-Mart Stores, Inc.                    140,600           $ 7,469,375
                                                          -------------
                                                          $ 11,173,489                    4.10%

Telecommunications
------------------------------------------------------------------------------------------------
Corning, Inc.                            131,400           $ 6,939,563
Cox Communications^                      139,400           $ 6,490,813
JDS Uniphase^                             41,100           $ 1,713,356
Qwest Communications^                    104,800           $ 4,283,700
Vodafone Airtouch PLC-Spons-ADR           91,000           $ 3,258,938
                                                          -------------
                                                          $ 22,686,370                    8.33%




Telecommunications Equipment
------------------------------------------------------------------------------------------------
Ciena Corporation                           8500             $ 691,688
Comverse Technologies                     20,000           $ 2,172,500
Nokia Corporation-Spons-ADR^             153,200           $ 6,664,200
Nortel Networks                          101,700           $ 3,260,756
Qualcomm, Inc.^                           38,000           $ 3,123,125
Tellabs, Inc.^                            65,000           $ 3,672,495
                                                          -------------
                                                          $ 19,584,764                    7.19%

      Total Common Stocks (Cost-$231,577,077)             $ 291,194,374                 106.97%

* Pledged to collateralize short-term borrowings (See Note G) ^ Non-income producing security ADR American Depository Receipt representing ownership of foreign securities




December 31, 2000
Assets

Assets
-----------------------------------------------------------------------------------------------------------
Investments--at market value (cost $231,577,077)--Note B, D, & F                               $ 291,194,374
Dividends receivable                                                                               198,784
Receivable for shares of beneficial interest sold                                                  129,010
                                                                                       --------------------
                  Total Assets                                                                 291,522,168




Liabilities
-----------------------------------------------------------------------------------------------------------
Short-term Borrowing-Note G                                                                     18,354,323
Payable for shares of beneficial interest repurchased                                              713,056
Accrued Investment advisory fee-Note C                                                             127,132
Accrued expenses                                                                                   105,496
                                                                                       --------------------
                  Total Liabilities                                                             19,300,007


Net Assets                                                                                   $ 272,222,161
                                                                                       ====================

Net Assets Consist of (Note B):
Capital paid-in                                                                              $ 194,745,505
Undistributed net realized gains                                                                18,983,361
Undistributed Net Investment Loss                                                               (1,124,002)
Net unrealized appreciation of investments                                                      59,617,297
                                                                                       --------------------

Net Assets, for 13,458,597 shares outstanding                                                $ 272,222,161
                                                                                       ====================

Net Asset Value, offering price and redemption
 price per share ($272,222,161/13,458,597 shares)                                                   $20.23
                                                                                       ====================

The accompanying notes are an integral part of the financial statements.

Investment Income
---------------------------------------------------------------------------------------------------------

Dividend Income                                                                              $ 2,042,169
Interest Income                                                                                  $ 7,080
Other Income-Note I                                                                               50,298
                                                                                    ---------------------
                      Total Income                                                             2,099,547
                                                                                    =====================


Expenses
---------------------------------------------------------------------------------------------------------
Investment advisory fee-Note C                                                               $ 1,760,913
Interest Expense - Note G                                                                        738,099
Administrative expenses and salaries                                                             333,661
Printing, postage, and stationary                                                                 94,441
Computer and related expenses                                                                     88,510
Legal fees                                                                                        39,558
Audit fees                                                                                        35,550
Registration and Filing fees                                                                      34,286
Telephone Expense                                                                                 20,767
Insurance                                                                                         15,288
Custodian fees                                                                                    14,200
Commitment fee - Note G                                                                           10,977
Trustee fees                                                                                       9,393
Miscellaneous fees                                                                                27,906
                      Total Expenses                                                           3,223,549
                                                                                    ---------------------

Net Investment Loss                                                                         $ (1,124,002)
                                                                                    ---------------------

Realized and Unrealized Gain (Loss) on Investments--Note B:
Net realized gain from investment transactions                                                45,044,505
Change in unrealized appreciation/depreciation of  investments                               (93,877,897)
                                                                                    ---------------------
Net Gain on Investments                                                                      -48,833,392

Net Increase in Net Assets Resulting from Operations                                        ($49,957,394)
                                                                                    =====================


The accompanying notes are an integral part of the financial statements.



                                                                                     Year               Year Ended
                                                                             Ended December 31,       December 31,
Year ended December 31, 2000                                                        2000                  1999
----------------------------------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets
From Operations:
             Net investment income (loss)                                          $ (1,124,002)            $ 109,054
             Net realized gain (loss) from investment transactions                   45,044,505             3,909,780
             Change in unrealized appreciation of investments                       (93,877,897)           71,527,151
                                                                             -------------------   -------------------
                      Net Increase (Decrease) in Net Assets
                        Resulting from Operations                                   (49,957,394)           75,545,985
                                                                             -------------------   -------------------

Distributions to Shareholders from Net Investment Income
    From net investment income                                                                0              (140,843)
    In exess of net investment income                                                         0              (106,194)
    From net realized gains on investments                                       (25,632,428.00)           (4,010,686)
    In exess of net realized gains on investments                                             0              (126,771)
                                                                             -------------------   -------------------
                                                                             -------------------   -------------------
             Total Distributions                                                 (25,632,428.00)           (4,384,494)
                                                                             ===================   ===================


From Net Fund Share Transactions--Note E                                              (9,837,564)           75,229,207
                                                                             -------------------   -------------------
             Total Increase (Decrease) in Net Assets                                (85,427,386)          146,390,698

Net Assets:
Beginning of Period                                                                 357,649,547           211,258,849
                                                                             -------------------   -------------------

End of Period (including undistributed net investment
income of $1,124,002 and $0 respectively)                                          $272,222,161          $357,649,547
                                                                             ===================   ===================

The accompanying notes are an integral part of the financial statements.


Note A-Organization
Northeast Investors Growth Fund (the "Fund") is a diversified, no-load,open-end, series-type management investment company registered under theInvestment Company Act of 1940, as amended. The Fund presently consists of one portfolio and is organized as a Massachusetts business trust. Note B-Significant Accounting Policies Significant accounting policies of the Fund are as follows: Valuation of Investments: Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Repurchase agreements are valued at cost with earned interest included in interest receivable. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value. Security Transactions:
Investment security transactions are recorded on the date of purchase or sale. Net realized gain or loss on sales of investments is determined on the basis of identified cost. Federal Income Taxes: No provision for federal income taxes is necessary since the Fund has elected to qualify under subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. State Income Taxes: Because the Fund has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes. Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryovers and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. The Fund's distributions and dividend income are recorded on the ex-dividend date. Interest income, which consists of interest from repurchase agreements, is accrued as earned. Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual results could differ from those estimates.

Note C-Investment Advisory and Service Contract
The Fund has its investment advisory and service contract with NortheastManagement & Research Company, Inc. (the "Advisor"). Under the contract, the Fund pays the Advisor an annual fee at a maximum rate of 1% of the first $10,000,000 of the Fund's average daily net assets, 3/4 of 1% of the next $20,000,000 and 1/2 of 1% of the average daily net assets in excess of $30,000,000, in monthly installments on the basis of the aver-age daily net assets during the month preceding payment. All trustees except Messrs. Michael Baldwin and John C. Emery are officers or directors of the Advisor. The compensation of all disinterested trustees of the Fund is borne by the Fund.

Note D-Purchases and Sales of Investments The cost of purchases and proceeds from sales of investments, other than short-term securities, aggregated $110,483,593 and $135,521,315, respectively, for the year ended December31, 2000.

Note E-Shares of Beneficial Interest At December 31, 2000, there was an unlimited number of shares of beneficial interest authorized with no par value. Transactions in shares of beneficial interest were as follows:


                                                   2000                                1999

                                             Shares                 Amount         Shares                  Amount
Shares sold                                  4,445,960             $ 112,532,725      7,239,820         $ 161,699,116
Shares issued to shareholders in
reinvestment of distributions from
net investment income and realized
gains from security transactions             1,101,441                23,438,706        165,009           $ 3,980,887
                                          -------------        ------------------  -------------       ---------------
                                             5,547,401             $ 135,971,431      7,404,829         $ 165,680,003

Shares repurchased                          (5,803,584)           $ (145,808,995)    (4,015,168)        $ (90,450,796)
                                          -------------        ------------------  -------------       ---------------

Net Increase                                  (256,183)             $ (9,837,564)     3,389,661          $ 75,229,207
                                          =============        ==================  =============       ===============


Note F-Repurchase Agreement
On a daily basis, the Fund invests uninvested cash balances into repurchaseagreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to theagreement, realization and/or retention of the collateral may be subject to legal proceedings.



Note G-Short-term Borrowings
Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At June 30, 2000, the Fund had unused lines of credit amounting to $2,140,561. The

The following information relates to aggregate short-term borrowings during the Year ended December 31, 2000:

Average amount outstanding (total of daily outstanding principal balances
divided by number of days during the year).......................          $10,629,985
Weighted average interest rate (actual interest expense on short-term
borrowing divided by average short-term borrowings outstanding) ......          7.03%

Note H-Other Tax Information
For federal income tax purposes, the cost of investments owned at December 31, 2000 was $231,577,076. At December 31, 2000 gross unrealized appreciation of investments was $72,706,362 and gross unrealized depreciation was $13,089,064, resulting in net unrealized appreciation of $59,617,298.

Note  I-Securities Lending The Fund
may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 102% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At December 31,2000, the value of securities loaned and the value of collateral were $10,659,735 and $14,564,750, respectively. During the six months ened, income from securi-ties lending amounted to $43,685.

                                        Years Ended December 31
Per Share Data#                     1999     1998    1997     1996     1995
Net asset value:
Beginning of period.....   $26.08   $20.47   $15.84  $12.15   $10.59    $8.13
Income From Investment
Operations:
Net investment income(loss)  (.09)     .01      .05     .06      .05      .07
Net realized and
unrealized gain (loss)
on investments.............  (3.71)   5.93     5.18    4.46     2.54     2.90
                             ----     ----    ----     ----     ----
Total from investment
operations ................  (3.80)   5.94     5.23    4.52     2.59     2.97
                             ----     ----    ----     ----     ----
Less Distributions:
Net investment income ..      0.00   (.02)    (.05)   (.06)    (.05)    (.07)
Capital gains ............   (2.05)  (.31)    (.55)   (.77)    (.98)    (.44)
Total Distributions .....    (2.05)  (.33)    (.60)   (.83)   (1.03)    (.51)
Net asset value:
End of period......        $20.23  $26.08   $20.47  $15.84   $12.15   $10.59
                           ------   ------  ------   ------   ------
Total Return ........      -14.96%  29.13%   33.34%  37.28%   24.60%   36.46%
Ratios & Supplemental Data
Net assets end of
period (000's omitted)    $272,222 $357,650 $211,259 $108,590 $60,275  $48,337
Ratio of operating
expenses to average
net assets
(includes interest expense).  .97%   .85%     .94%     .97%   1.21%    1.37%
Ratio of interest expense
to average net assets         .22%   .10%     .12%      .02%    -        -
Ratio of net investment
income to average
net assets.................. -.34%   .03%     .44%     .45%    .47%     .74%
Portfolio turnover rate ..  32.57% 31.39%   18.54%   16.36%  25.27%   26.53%

# All per share data as of December 31, 1996 and earlier has been restated to reflect a 3 for 1 stock split effective September 25, 1997.


Years Ended December 31
Per Share Data#            1994       1993     1992~     1991~
Net asset value:
Beginning of period.......$8.37      $9.70   $10.37      $7.81
Income From Investment
Operations:
Net investment income .......06        .07      .07        .09
Net realized and
unrealized gain (loss)
on investments...........  (.07)       .16     (.15)      2.77
Total from investment
operations ..........      (.01)       .23     (.08)      2.86
Less Distributions:
Net investment income ..   (.06)      (.07)    (.07)      (.12)
Capital gains...........   (.17)     (1.49)    (.52)      (.18)
                           -----     ------    -----      -----
Total Distributions....... (.23)     (1.56)    (.59)      (.30)

Net asset value:
End of period..           $8.13      $8.37    $9.70     $10.37
                          -----      -----    -----     ------
Total Return.......        (.07%)     2.44%    (.73%)    36.91%
Ratios & Supplemental Data
Net assets end of
period (000's omitted) ...$35,459   $38,694   $42,609   $40,873
Ratio of operating
expenses to average
net assets.........         1.53%     1.45%     1.42%     1.50%
Ratio of net investment
income to average
net assets..........         .74%      .62%      .71%     1.02%
Portfolio turnover rate .  25.55%    35.14%    28.91%    15.63%
~ Audited by other Auditors
# All per share data as of December  31,  1996 and earlier has been  restated to reflect a 3 for 1 stock split effective September 25, 1997.
Average share method use to calculate per share data
All ratios for the Six months ended June 30, 2000 are annualized.

To the Shareholders and Trustees of Northeast Investors Growth Fund:
In our opinion,the accompanying statement of assets and liabilities,including the schedule of investments,and the related statements of operations and of changes in net assets and the financial highlights present fairly,in all material respects,the financial position of Northeast Investors Growth Fund (the ""at December 31,2000,the results of its oper- ations for the year then ended,the changes in its net assets for each of the two years in the period then ended and the financial highlights for periods indicated therein,in conformity with accounting principles generally accepted in the United States of
America.These finan- cial statements and financial highlights (hereafter referred to as " statements "are the responsibility of the Fund ' management;our responsibility is to express an opinion on these financial statements based on our audits.We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America,which require that we plan and perform the audit to obtain reasonable assur- ance about whether the financial statements are free of material misstatement.An audit includes examining,on a test basis,evidence supporting the amounts and disclosures in the financial statements,assessing the accounting principles used and significant esti- mates made by management,and evaluating the overall financial statement presentation. We believe that our audits,which included confirmation of securities at December 31,2000 by correspondence with the custodian,provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston,Massachusetts
February 16,2001
Page 19